Note 6 - Financial Results - Financial Income (Cost) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest Income		$ 48,061	$ 42,244	$ 51,525
Net result on changes in FV of financial assets at FVPL		(64)	(2,388)	(3,920)
Finance income	[1]	47,997	39,856	47,605
Finance cost		(43,381)	(36,942)	(27,072)
Net foreign exchange transactions results	[2]	27,868	28,845	(48,955)
Foreign exchange derivatives contracts results	[3]	(11,616)	6,576	(8,996)
Other		(1,585)	(1,035)	14,392
Other financial results		14,667	34,386	(43,559)
Net financial results		19,283	37,300	(23,026)
From discontinued operations				9
Finance income (cost)		$ 19,283	$ 37,300	$ (23,017)

[1]	In 2019 and 2018 includes $7.6 and $3.6 million of interest related to instruments carried at FVPL, respectively.
[2]	In 2019 mainly includes the result from the Argentine peso depreciation against the U.S. dollar on Peso denominated financial, trade, social and fiscal payables and receivables at Argentine subsidiaries with functional currency U.S. dollar. In 2018 mainly includes the result from the Argentine peso depreciation against the U.S. dollar on Peso denominated financial, trade, social and fiscal payables and receivables at Argentine subsidiaries with functional currency U.S. dollar, together with the positive impact from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. Dollar, largely offset by an increase in currency translation adjustment reserve from our Italian subsidiary. In 2017 mainly includes the negative impact from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. Dollar, largely offset by an increase in currency translation adjustment reserve from our Italian subsidiary.
[3]	In 2019 includes mainly losses on derivatives covering net payables in Argentine peso and in Euros and net receivables in Canadian dollar. In 2018 includes mainly gain on derivatives covering net receivables in Canadian dollar. In 2017 includes mainly losses on derivatives covering net receivables in Brazilian real and Canadian dollar and net payables in Argentine peso, partially offset by gains on derivatives covering net payables in Euro.